[Zurich Kemper Life Letterhead]









Via EDGAR

January 27, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

   Re:  KILICO Variable Separate Account of
        Kemper Investors Life Insurance Company
        SEC File Nos. 33-65399 and 811-5025

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 is a prospectus supplement dated January 27, 2000 to the prospectus dated May 1, 1999.

Please call the undersigned at 847-969-3524 if there are any questions.

Yours truly,

/s/ Juanita M. Thomas

Juanita M. Thomas
Assistant General Counsel

Enclosure

JMT/sb

                     SUPPLEMENT DATED JANUARY 27, 2000
                    TO PROSPECTUS DATED MAY 1, 1999 FOR
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                         FLEXIBLE PREMIUM VARIABLE
                           LIFE INSURANCE POLICY
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                                ISSUED BY
                  KEMPER INVESTORS LIFE INSURANCE COMPANY
                THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE:  1 Kemper Drive, Long Grove, Illinois 60049    (800) 321-9313


This Supplement is to notify existing and prospective Power V Variable Universal Life Insurance Policy owners of the closing of a Subaccount described in your May 1, 1999 Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective at the close of business, January 18, 2000, American Skandia Trust closed the AST Janus Small-Cap Growth portfolio to new allocations. Consequently, except as indicated below, the AST Janus Small-Cap Growth portfolio is no longer being offered as a Subaccount under Power V Variable Universal Life Insurance Policies issued after February 14, 2000. Policies issued on or before February 14, 2000 will not be allowed to allocate additional premium payments or make transfers into the AST Janus Small-Cap Growth Subaccount. Policies issued after February 14, 2000 on applications received by Kemper Investors Life Insurance Company on or before February 14, 2000 will be allowed to make an initial allocation to the AST Janus Small-Cap Growth Subaccount if elected on the application but will not be allowed to make additional allocations. Allocations and transfers through bank drafting, Dollar Cost Averaging and Automatic Asset Reallocation that were authorized and in place on or before February 14, 2000 and included the AST Janus Small-Cap Growth Subaccount will be allowed to continue. However, except for discontinuing allocations and transfers to and from the AST Janus Small-Cap Growth Subaccount, no changes involving the AST Janus Small-Cap Growth Subaccount may be made under these programs.